Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Cash generated from operations		£ 121,704,000	£ 137,778,000	£ 17,569,000
Interest paid		(20,642,000)	(20,542,000)	(20,456,000)
Interest received		145,000	3,000	1,247,000
Tax paid		(4,836,000)	(4,156,000)	(2,180,000)
Net cash inflow/(outflow) from operating activities		96,371,000	113,083,000	(3,820,000)
Cash flows from investing activities
Payments for property, plant and equipment		(8,323,000)	(6,241,000)	(21,291,000)
Payments for intangible assets	[1]	(115,415,000)	(138,189,000)	(220,577,000)
Proceeds from sale of intangible assets	[1]	30,307,000	45,996,000	29,022,000
Payments for derivative financial assets			(939,000)
Net cash outflow from investing activities		(93,431,000)	(99,373,000)	(212,846,000)
Cash flows from financing activities
Acquisition of treasury shares				(21,305,000)
Proceeds from borrowings		40,000,000	60,000,000
Principal elements of lease payments		(1,407,000)	(1,641,000)	(1,865,000)
Dividends paid		(33,553,000)	(10,718,000)	(23,229,000)
Net cash inflow/(outflow) from financing activities		5,040,000	47,641,000	(46,399,000)
Net increase/(decrease) in cash and cash equivalents		7,980,000	61,351,000	(263,065,000)
Cash and cash equivalents at beginning of year		110,658,000	51,539,000	307,637,000
Effect of exchange rate changes on cash and cash equivalents		2,585,000	(2,232,000)	6,967,000
Cash and cash equivalents at end of year		£ 121,223,000	£ 110,658,000	£ 51,539,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year. Details of registrations additions and disposals are provided in Note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 19.